Master Trust - Summary of Changes in Net Assets (Details) - Rail $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets:
Net investment income (loss)	$ 2,775
Administrative expenses not directly allocated to the plans and other expenses	(14)
Increase (decrease) in net assets available for benefits	556
Net assets
Beginning of year	16,930
End of year	0
Master Trust
Changes in Net Assets:
Caterpillar Inc. common stock net appreciation (depreciation) in fair value of investments	2,130,526
Net appreciation (depreciation) in fair value of investments	2,259,604
Interest	113,520
Caterpillar Inc. common stock dividends	60,066
Dividends	73,519
Other income	7,243
Net investment income (loss)	4,644,478
Transfers, net	(460,114)
Administrative expenses not directly allocated to the plans and other expenses	(17,865)
Increase (decrease) in net assets available for benefits	4,166,499
Net assets
Beginning of year	18,345,347
End of year	$ 22,511,846